Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income tax [line items]
Total income tax expense recognized in net earnings	$ 45,734	$ 50,513	$ 88,513	$ 50,485
Effective Tax Rate	14.00%	29.00%	14.00%	15.00%
Current income tax expense (recovery) [member]
Income tax [line items]
Current income tax expense (recovery)	$ 28	$ (2,868)	$ 72	$ (2,809)
Global minimum income tax expense	49,634	50,510	94,700	50,510
Total current income tax expense	49,662	47,642	94,772	47,701
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	4,446	4,271	5,866	4,495
Write down (reversal of write down) or recognition of prior period temporary differences	(8,374)	(1,400)	(12,125)	(1,711)
Total deferred income tax expense (recovery)	$ (3,928)	$ 2,871	$ (6,259)	$ 2,784